Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000122237
Shareholder Report [Line Items]
Fund Name	Al Frank Fund
Class Name	Advisor Class
Trading Symbol	VALAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-263-6443
Additional Information Website	www.alfrankfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.24%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Al Frank Fund	Russell 3000® Index	Russell 3000® Value Index	S&P 500® Index
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,391	$10,048	$9,587	$10,138
Dec-2016	$10,882	$11,327	$11,351	$11,351
Dec-2017	$12,846	$13,721	$12,848	$13,829
Dec-2018	$11,840	$13,002	$11,746	$13,223
Dec-2019	$14,892	$17,035	$14,831	$17,386
Dec-2020	$16,417	$20,593	$15,257	$20,585
Dec-2021	$20,518	$25,877	$19,128	$26,494
Dec-2022	$17,750	$20,907	$17,601	$21,696
Dec-2023	$20,246	$26,334	$19,653	$27,399
Dec-2024	$22,946	$32,604	$22,400	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception
Al Frank Fund	13.34%	9.03%	8.66%	10.18%
Russell 3000® Index	23.81%	13.86%	12.55%	8.86%
Russell 3000® Value Index	13.98%	8.60%	8.40%	7.67%
S&P 500® Index	25.02%	14.53%	13.10%	8.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 67,275,101
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 531,274
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,275,101 Number of Portfolio Holdings70 Advisory Fee (net of waivers)$531,274 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.